ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Accrued Liabilities, Current [Abstract]
Accrued employee compensation and benefits	$ 81,467	$ 63,440
Accrued expenses	42,241	31,810
Advances from customers	3,383	2,801
Income and indirect taxes payable	10,125	8,640
Total	$ 137,216	$ 106,691